Pension Plans (Details) - Schedule of actuarial hypothesis assumptions - Other post-employment benefit plans [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Plans (Details) - Schedule of actuarial hypothesis assumptions [Line Items]
Mortality chart	RV-2014	RV-2014
Termination of contract rates	5.00%	5.00%
Impairment chart	PDT 1985	PDT 1985